SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,209,979
Number of options exercisable | shares	290,704
$9.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.85
Number of options outstanding | shares	2,704
Awards outstanding, weighted average remaining contractual life (years)	1 year 2 months 19 days
Awards outstanding, weighted average exercise price per share	$ 9.85
Number of options exercisable | shares	2,704
Awards exercisable, weighted average remaining contractual life (years)	1 year 2 months 19 days
Awards exercisable, weighted average exercise price	$ 9.85
$ 14.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 14.69
Number of options outstanding | shares	20,000
Awards outstanding, weighted average remaining contractual life (years)	1 year 10 months 6 days
Awards outstanding, weighted average exercise price per share	$ 14.69
Number of options exercisable | shares	20,000
Awards exercisable, weighted average remaining contractual life (years)	1 year 10 months 6 days
Awards exercisable, weighted average exercise price	$ 14.69
$ 28.65-29.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	28.65
Exercise price, maximum	$ 29.00
Number of options outstanding | shares	91,000
Awards outstanding, weighted average remaining contractual life (years)	6 years 7 months 10 days
Awards outstanding, weighted average exercise price per share	$ 28.76
Number of options exercisable | shares
Awards exercisable, weighted average remaining contractual life (years)	0 years
Awards exercisable, weighted average exercise price
$ 30.65-36.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	30.65
Exercise price, maximum	$ 36.71
Number of options outstanding | shares	815,000
Awards outstanding, weighted average remaining contractual life (years)	5 years 7 months 2 days
Awards outstanding, weighted average exercise price per share	$ 32.56
Number of options exercisable | shares	83,000
Awards exercisable, weighted average remaining contractual life (years)	5 years 7 months 2 days
Awards exercisable, weighted average exercise price	$ 34.77
$ 28.65-29.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	41.37
Exercise price, maximum	$ 42.96
Number of options outstanding | shares	200,000
Awards outstanding, weighted average remaining contractual life (years)	2 years 5 months 5 days
Awards outstanding, weighted average exercise price per share	$ 41.53
Number of options exercisable | shares	185,000
Awards exercisable, weighted average remaining contractual life (years)	2 years 2 months 19 days
Awards exercisable, weighted average exercise price	$ 41.41
RSUs [Member] | 0.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	81,275
Awards outstanding, weighted average remaining contractual life (years)	5 years 7 months 10 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average remaining contractual life (years)	0 years
Awards exercisable, weighted average exercise price